Summary of Selected Significant Accounting Polices (Schedule of Inventories) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories consisted of the following:
Finished goods	$ 36,978,269	$ 38,380,074
Raw materials	1,061,169	1,219,951
Inventory Finished Goods In Transit	2,622,838	4,143,847
Total	$ 40,662,276	$ 43,743,872	$ 35,357,912